UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6081

Nuveen California Municipal Market Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Municipal Market Opportunity Fund, Inc. (NCO)
	November 30, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 7.1% (5.2% of Total Investments)
$ 3,650	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	BB–	$ 3,480,531
	Angeles County Securitization Corporation, Series 2006A, 5.600%, 6/01/36
295	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BB+	290,655
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
6,440	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BB–	6,012,190
	Bonds, Series 2007A-1, 5.750%, 6/01/47
10,385	Total Consumer Staples			9,783,376
	Education and Civic Organizations – 4.7% (3.4% of Total Investments)
100	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	105,186
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
70	5.000%, 11/01/21	11/15 at 100.00	A2	76,223
95	5.000%, 11/01/25	11/15 at 100.00	A2	102,881
1,000	California Infrastructure and Economic Development Bond Bank, Revenue Bonds, Scripps	7/15 at 100.00	Aa3	1,096,200
	Research Institute, Series 2005A, 5.000%, 7/01/24
1,680	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aa2	2,167,872
	Tender Option Bond Trust 1065, 9.296%, 3/01/33 (IF)
260	California Statewide Communitities Development Authority, Charter School Revenue Bonds,	12/21 at 100.00	N/R	303,722
	Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41
450	California Statewide Communitities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB	516,920
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
2,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006,	9/15 at 102.00	Baa2	2,076,020
	5.000%, 9/01/34
5,655	Total Education and Civic Organizations			6,445,024
	Health Care – 26.0% (19.0% of Total Investments)
5,260	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital Los	7/20 at 100.00	AA–	5,789,365
	Angeles, Series 2010A, 5.250%, 7/01/38 – AGC Insured
515	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	A+	575,358
	San Diego, Series 2011, 5.250%, 8/15/41
5,305	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	5,942,714
	Trust 3146, 5.250%, 11/15/46 (UB)
1,060	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	BBB	1,109,322
	of Central California, Series 2007, 5.250%, 2/01/46
2,000	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/15 at 100.00	A	2,141,300
	West, Series 2005A, 5.000%, 3/01/35
1,160	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	N/R	1,210,970
	System, Series 2007A, 5.125%, 7/15/31
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
1,500	5.250%, 7/01/24	7/15 at 100.00	BBB	1,575,120
1,000	5.250%, 7/01/30	7/15 at 100.00	BBB	1,039,990
135	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	151,142
	Series 2001C, 5.250%, 8/01/31
675	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	A1	760,374
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
2,585	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	11/15 at 100.00	AA–	2,831,273
	2005A, 5.000%, 11/15/43
569	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA–	939,123
	System, Tender Option Bond Trust 2554, 18.294%, 7/01/47 – AGM Insured (IF)
1,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/15 at 100.00	BBB	1,028,290
	2005A, 5.000%, 12/01/23
1,150	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	1,363,601
	2008A, 8.250%, 12/01/38
2,205	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	A+	2,424,971
	California, Series 2010, 5.375%, 3/15/36
1,800	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	1,985,058
	6.000%, 11/01/41
1,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa2	1,042,550
	Center, Series 2007A, 5.000%, 7/01/38
1,200	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	1,515,948
	7.500%, 12/01/41
1,250	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital,	8/17 at 100.00	A+	1,404,763
	Series 2007A, 5.750%, 2/01/41 – AMBAC Insured
1,000	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series	5/17 at 101.00	Aa2	1,090,970
	2009E, 5.000%, 5/15/38
32,369	Total Health Care			35,922,202
	Housing/Multifamily – 2.8% (2.0% of Total Investments)
695	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	779,192
	Series 2010A, 6.400%, 8/15/45
1,665	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	1,797,684
	Series 2012A, 5.125%, 8/15/32
1,230	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Augusta	5/22 at 100.00	A–	1,309,101
	Communities Mobile Home Park, Series 2012A, 5.000%, 5/15/39
3,590	Total Housing/Multifamily			3,885,977
	Housing/Single Family – 0.1% (0.1% of Total Investments)
115	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	BBB	120,335
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
	Long-Term Care – 3.3% (2.4% of Total Investments)
4,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	5/20 at 100.00	A–	4,589,200
	Bonds, Channing House, Series 2010, 6.125%, 5/15/40
	Tax Obligation/General – 27.2% (19.9% of Total Investments)
4,125	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series	No Opt. Call	Aa2	2,598,544
	2004A, 0.000%, 8/01/25 – AGM Insured
2,000	California State, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	A1	2,527,080
1,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.000%, 10/01/41	10/21 at 100.00	A1	1,157,970
7,540	California State, General Obligation Bonds, Various Purpose Series 2012, 5.000%, 4/01/42	4/22 at 100.00	A1	8,783,043
1,350	Coachella Valley Unified School District, Riverside County, California, General Obligation	8/15 at 100.00	A1	1,466,303
	Bonds, Series 2005A, 5.000%, 8/01/30 – FGIC Insured
2,150	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California,	8/14 at 102.00	Aa2	2,360,937
	General Obligation Bonds, Series 2006C, 5.000%, 8/01/24 – AGM Insured (UB)
4,100	Monrovia Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	Aa3	2,217,157
	Series 2001B, 0.000%, 8/01/27 – FGIC Insured
2,500	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series	2/13 at 100.00	BBB	2,509,475
	2002, 5.250%, 8/01/21 – FGIC Insured
25	Riverside Community College District, California, General Obligation Bonds, Series 2004A,	8/14 at 100.00	AA	26,834
	5.250%, 8/01/24 – NPFG Insured
210	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	231,454
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
4,970	San Rafael City High School District, Marin County, California, General Obligation Bonds,	No Opt. Call	AA+	2,888,017
	Series 2004B, 0.000%, 8/01/27 – FGIC Insured
4,175	Southwestern Community College District, San Diego County, California, General Obligation	No Opt. Call	Aa2	2,630,041
	Bonds, Series 2004, 0.000%, 8/01/25 – FGIC Insured
9,850	Sylvan Union School District, Stanislaus County, California, General Obligation Bonds,	No Opt. Call	AA–	4,339,221
	Election of 2006, Series 2010, 0.000%, 8/01/49 – AGM Insured
5,750	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	2,756,953
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
1,000	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series	8/21 at 100.00	Aa2	1,162,390
	2011C, 5.250%, 8/01/47
50,745	Total Tax Obligation/General			37,655,419
	Tax Obligation/Limited – 28.5% (20.8% of Total Investments)
2,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A2	2,135,020
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/19
260	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	BBB	270,413
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
770	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A–	792,730
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
375	Dinuba Redevelopment Agency, California, Tax Allocation Bonds, Merged City of Dinuba	3/13 at 101.00	BBB+	377,940
	Redevelopment Project and Dinuba Redevelopment Project 2, As Amended, Refunding
	Series 2001, 5.000%, 9/01/31 – NPFG Insured
510	Fontana Redevelopment Agency, California, Jurupa Hills Redevelopment Project, Tax Allocation	4/13 at 100.00	A–	512,989
	Refunding Bonds, 1997 Series A, 5.500%, 10/01/27
1,035	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	N/R	1,081,989
	Series 2006, 5.250%, 9/01/36 – SYNCORA GTY Insured
460	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	475,249
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/25 – AMBAC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
120	5.000%, 9/01/26	9/16 at 100.00	N/R	123,900
275	5.125%, 9/01/36	9/16 at 100.00	N/R	282,480
470	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A1	485,637
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
	Modesto Schools Infrastructure Financing Agency, Stanislaus County, California, Special Tax
	Revenue Bonds, Series 2004:
1,375	5.250%, 9/01/25 – AMBAC Insured	9/14 at 100.00	N/R	1,406,543
1,500	5.250%, 9/01/26 – AMBAC Insured	9/14 at 100.00	N/R	1,532,355
245	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	312,559
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
90	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	106,802
	Project, Series 2011, 6.750%, 9/01/40
10,900	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	BBB	13,667,944
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – NPFG Insured
1,000	Ontario, California, Special Tax Bonds, Community Facilities District 5, Freeway Interchange	3/13 at 100.00	N/R	1,009,890
	Project, Series 1997, 6.375%, 9/01/17
1,065	Panama-Buena Vista Union School District, California, Certificates of Participation, School	9/16 at 100.00	A1	1,171,489
	Construction Project, Series 2006, 5.000%, 9/01/22 – NPFG Insured
	Perris Union High School District Financing Authority, Riverside County, California, Revenue
	Bonds, Series 2011:
90	6.000%, 9/01/33	3/13 at 103.00	N/R	92,978
195	6.125%, 9/01/41	3/13 at 103.00	N/R	201,390
770	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	851,327
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
295	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	344,651
	2011A, 5.750%, 9/01/30
225	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	229,532
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
55	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	63,507
	Area, Series 2011B, 6.500%, 10/01/25
1,440	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2010A,	10/20 at 100.00	A–	1,625,299
	6.000%, 10/01/39
280	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	286,255
	8/01/25 – AMBAC Insured
2,500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	A1	2,923,725
	5.400%, 11/01/20 – AMBAC Insured
45	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	54,651
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
45	7.000%, 8/01/33	2/21 at 100.00	BBB	53,476
55	7.000%, 8/01/41	2/21 at 100.00	BBB	64,514
1,200	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	3/13 at 100.00	AA	1,204,824
	Project, Series 2001F, 5.000%, 9/01/20 – NPFG Insured
410	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	421,476
	Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment
	Project, Series 2006D:
360	5.000%, 8/01/19 – AMBAC Insured	8/17 at 100.00	BBB	369,007
910	5.000%, 8/01/21 – AMBAC Insured	8/17 at 100.00	BBB	932,768
530	5.000%, 8/01/23 – AMBAC Insured	8/17 at 100.00	BBB	540,123
70	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	78,833
	7.000%, 10/01/26
1,585	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities	9/22 at 100.00	BBB+	1,697,963
	District 03-01 Crowne Hill, Series 2012, 5.000%, 9/01/33
1,350	Temecula Valley Unified School District, Riverside County, California, Community Facilities	9/22 at 100.00	N/R	1,402,718
	District 2002-1 Improvement Area 1 Specual Tax, Series 2012, 5.000%, 9/01/33
125	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	153,328
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.000%, 9/01/26
34,985	Total Tax Obligation/Limited			39,338,274
	Transportation – 6.3% (4.6% of Total Investments)
1,355	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	4/18 at 100.00	AA	2,104,193
	Option Bond Trust 3211, 13.548%, 10/01/32 (IF)
4,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	4,122,000
	Bonds, Series 1999, 5.875%, 1/15/29
2,465	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, San	1/13 at 100.00	AA–	2,471,779
	Francisco International Airport, SFO Fuel Company LLC, Series 2000A, 6.125%, 1/01/27 – AGM
	Insured (Alternative Minimum Tax)
7,820	Total Transportation			8,697,972
	U.S. Guaranteed – 8.6% (6.3% of Total Investments) (4)
10	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	No Opt. Call	AAA	12,424
	Series 2002X, 5.500%, 12/01/17 – FGIC Insured (ETM)
2,100	California State, General Obligation Bonds, Series 2004, 5.250%, 4/01/34 (Pre-refunded 4/01/14)	4/14 at 100.00	Aaa	2,238,642
1,010	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	Aaa	1,039,250
	Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)
875	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B,	8/13 at 100.00	AAA	1,215,410
	5.000%, 8/15/34 – NPFG Insured (ETM)
3,605	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue Refunding Bonds,	No Opt. Call	Aaa	4,821,471
	Series 1990B, 7.500%, 8/01/23 (ETM)
1,875	Riverside Community College District, California, General Obligation Bonds, Series 2004A,	8/14 at 100.00	AA (4)	2,030,100
	5.250%, 8/01/24 (Pre-refunded 8/01/14) – NPFG Insured
485	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	AA– (4)	588,640
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured
9,960	Total U.S. Guaranteed			11,945,937
	Utilities – 4.9% (3.6% of Total Investments)
2,815	California Statewide Community Development Authority, Certificates of Participation Refunding,	6/13 at 100.00	N/R	2,783,050
	Rio Bravo Fresno Project, Series 1999A, 6.500%, 12/01/18
1,365	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	1,705,881
	2007A, 5.500%, 11/15/37
455	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	471,917
	9/01/31 – SYNCORA GTY Insured
1,500	Southern California Public Power Authority, California, Milford Wind Corridor Phase I Revenue	1/20 at 100.00	AA–	1,785,540
	Bonds, Series 2010-1, 5.000%, 7/01/28
6,135	Total Utilities			6,746,388
	Water and Sewer – 17.3% (12.7% of Total Investments)
1,020	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	No Opt. Call	AAA	1,264,933
	Series 2002X, 5.500%, 12/01/17 – FGIC Insured
2,500	El Centro Financing Authority, California, Water Revenue Bonds, Series 2006A, 4.750%,	10/16 at 100.00	AA–	2,772,325
	10/01/31 – AGM Insured
750	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	10/16 at 100.00	AA–	803,243
	10/01/36 – AGM Insured
2,540	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A,	1/21 at 100.00	AA	3,080,563
	5.250%, 7/01/39
1,000	Metropolitan Water District of Southern California, Water Revenue Bonds, 2006 Authorization	7/17 at 100.00	AAA	1,156,470
	Series 2007A, 5.000%, 7/01/37
3,380	Orange County Sanitation District, California, Certificates of Participation, Tender Option	2/19 at 100.00	AAA	5,715,817
	Bond Trust 11738, 17.617%, 8/01/29 (IF)
3,500	Placerville Public Financing Authority, California, Wastewater System Refinancing and	9/16 at 100.00	N/R	3,546,305
	Improvement Project Revenue Bonds, Series 2006, 5.000%, 9/01/34 – SYNCORA GTY Insured
350	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AA	392,196
	2006, 5.000%, 12/01/31 – FGIC Insured
2,630	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding	5/20 at 100.00	AA	3,224,590
	Series 2010A, 5.250%, 5/15/27
2,000	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue	4/13 at 100.00	AA–	2,031,220
	Refunding Bonds, Series 2003A, 5.250%, 10/01/20 – NPFG Insured
19,670	Total Water and Sewer			23,987,662
$ 185,429	Total Investments (cost $164,191,876) – 136.8%			189,117,766
	Floating Rate Obligations – (3.1)%			(4,285,000)
	Variable Rate Demand Preferred Share, at Liquidation Value – (36.0)%(5)			(49,800,000)
	Other Assets Less Liabilities – 2.3%			3,204,638
	Net Assets Applicable to Common Shares – 100%			$ 138,237,404

Fair Value Measurements
Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:*
Municipal Bonds	$ —	$189,117,766	$ —	$189,117,766
* Refer to the Fund’s Portfolio of Investments for industry classifications.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2012, the cost of investments was $159,803,105.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2012, were as follows:

Gross unrealized:
Appreciation	$25,050,882
Depreciation	(22,567)
Net unrealized appreciation (depreciation) of investments	$25,028,315

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 26.3%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Municipal Market Opportunity Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         January 29, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         January 29, 2013